Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Below is a summary (in millions) of our related party transactions as reported on our Consolidated Statements of Operations for the three and six months ended June 30, 2017 and 2016:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
LNG revenues—affiliate
Cheniere Marketing SPA and Cheniere Marketing Master SPA	$422	$—	$753	$—

Other revenues—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	—	—	—	1
Terminal Marine Services Agreement	—	—	1	1
Total other revenues—affiliate	—	—	1	2

Operating and maintenance expense—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	—	—	—	1
Services Agreements	21	11	39	21
Total operating and maintenance expense—affiliate	21	11	39	22

General and administrative expense—affiliate
Services Agreements	23	21	45	43